EGA EMERGING GLOBAL SHARES TRUST

Supplement dated August 29, 2014 to the Statement of Additional Information dated July 29, 2014 for each of the following series of EGA Emerging Global Shares Trust (the “Trust”):

Fund	Ticker
EGShares TCW EM Short Term Investment Grade Bond ETF	SEMF
EGShares TCW EM Intermediate Term Investment Grade Bond ETF	IEMF
EGShares TCW EM Long Term Investment Grade Bond ETF	LEMF

Effective September 1, 2014, Joseph Signora will serve as the Chief Compliance Officer of the Trust.

Effective September 1, 2014, the following information replaces in its entirety the table appearing under the heading “MANAGEMENT OF THE TRUST – Officers:

Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marten S. Hoekstra Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 Age: 53	Executive Vice President	Since 2011
Chief Executive Officer, Emerging Global Advisors, LLC, since February 2011; Board of Directors, Securities Industry and Financial Markets Association, 2006  to 2011; UBS (and its predecessor, PaineWebber), 1983 to 2009 (including various executive positions starting in 2001).

Susan M. Ciccarone Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 Age: 41	Treasurer, Principal Financial Officer and Assistant Secretary	Since 2013	Chief Financial Officer, Emerging Global Advisors, LLC, since August 2012; Managing Director, Goldman Sachs & Co. 2009 to 2012; UBS Investment Bank, 2002 to 2009.

Joseph Signora Emerging Global Advisors, LLC 155 West 19th Street New York, NY 10011 Age: 37	Chief Compliance Officer	Since September 2014
Deputy Chief Compliance Officer, Emerging Global Advisors, LLC, since July 2014; Director of Compliance, Van Eck Associates Corp., 2011 to June 2014; Vice President, Compliance, Artio Global Management LLC, 2007 to 2011.

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(1)           Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

Effective September 1, 2014, the section entitled “INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS – Other Service Providers” is deleted in its entirety.